REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Oct. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 5 – REVENUE FROM CONTRACTS WITH CUSTOMERS

Disaggregation of Revenue from Contracts with Customers

The following table disaggregates revenue by significant product type for the periods below:

	As of October 31,	As of October 31,
	2024	2023
Oil sales	$213,204	$-

Total revenues from customers	$213,204	$-

There were no significant contract liabilities or transaction price allocations to any remaining performance obligations as of October 31, 2024 (no revenue in 2023).

Significant concentrations of credit risk

For the year ended October 31, 2024 (no revenue in 2023), the Company had only one purchaser, which accounts for 10% or more of the Company’s total oil and natural gas revenue for this period.